Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Feb. 28, 2019
Document Effective Date	Feb. 28, 2019
Prospectus Date	Feb. 28, 2019
Congress Mid Cap Growth Fund | Retail Class
Prospectus:
Trading Symbol	CMIDX
Congress Mid Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	IMIDX
Congress Large Cap Growth Fund | Retail Class
Prospectus:
Trading Symbol	CAMLX
Congress Large Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	CMLIX
Congress Small Cap Growth Fund | Retail Class
Prospectus:
Trading Symbol	CSMVX
Congress Small Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	CSMCX